Major Customers - Additional Information (Detail) (Top 3 Customers)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Top 3 Customers
Concentration Risk [Line Items]
Percentage of revenues accounted	20.00%	37.60%	30.40%